Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of RSUs Activity
The following table summarizes the activity related to the Company’s RSUs for the twelve months ended December 31, 2021 (in thousands, except for weighted average grant date fair value):

	Number of RSUs	Wtd. Avg. Grant Date Fair Value
Outstanding as of January 1, 2021	—	$—
Granted	975	$7.92
Vested	—	$—
Forfeited	—	$—

Unvested and outstanding as of December 31, 2021	975	$7.92

Summary of PSUs Activity
The following table summarizes the activity related to the Company’s PSUs for the twelve months ended December 31, 2021 (in thousands, except for weighted average grant date fair value):

	Number of PSUs	Wtd. Avg. Grant Date Fair Value
Outstanding as of January 1, 2021	—	$—
Granted	66	$6.05
Vested	—	$—
Forfeited	—	$—

Unvested and outstanding as of December 31, 2021	66	$6.05

Assumptions Used to Calculate Fair Value of PSUs
The fair-value of the PSU’s with market-based vesting conditions was determined on the date of grant using a Monte Carlo model to simulate total stockholder return for the Company and peer companies with the following assumptions:

Performance Period	1.7
Weighted-Average risk-free interest rate	0.37%
Weighted-average volatility	55.0%
Weighted-average dividend yield	0.0%

Summary of Options Activity
The following table summarizes the activity related to the Company’s Options for the twelve months ended December 31, 2021 (in thousands, except for weighted average grant date fair value):

	Number of Options	Wtd. Avg. Grant Date Fair Value
Outstanding as of January 1, 2021	—	$—
Granted	131	$5.82
Vested	—	$—
Forfeited	—	$—

Unvested and outstanding as of December 31, 2021	131	$5.82

Assumptions Used to Calculate Fair Value of Options
The fair-value of the Options with market-based vesting conditions was determined on the date of grant using a Black-Scholes-Merton Option Pricing model to simulate total stockholder return for the Company and peer companies with the following assumptions:

Performance Period	0.8
Weighted-Average risk-free interest rate	1.55%
Weighted-average volatility	54.7%
Weighted-average dividend yield	0.0%

Schedule of Share-based Compensation Expense Recognized	The company recognized share-based compensation expense as follows (in thousands):

	December 31, 2021	December 31, 2020
RSU’s	$290	$—
PSU’s	41	—
Options	44	—
Class A Common Stock	966	—

Total share-based compensation expense	$1,341	$—